Accounts receivable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts receivable, net [Abstract]
Schedule of accounts receivable net consists
	March 31, 2023	December 31, 2022
Accounts receivable	28,610,774	29,429,331
Allowance for credit losses	(3,376,574)	(3,417,845)
Accounts receivable, net	25,234,200	26,011,486

	As of December, 31
	2022	2021
Accounts receivable	29,429,331	18,833,676
Allowance for credit losses	(3,417,845)	(2,073,836)
Accounts receivable, net	26,011,486	16,759,840

Schedule of company’s allowance for credit losses
	March 31, 2023	December 31, 2022
Opening balance	3,417,845	2,073,836
Additions charged	35,840	1,344,009
Bad debts written off	(77,111)	—
Closing balance	3,376,574	3,417,845

	Year ended December 31,
	2022	2021
Opening balance	2,073,836	4,383,573
Additions charged	1,344,009	49,709
Bad debts written off	—	(2,359,446)
Closing balance	3,417,845	2,073,836